COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Long-term Purchase Commitment [Line Items]
Unrecognized tax positions	¥ 75,348	$ 11,825
Capital Addition Purchase Commitments [Member]
Long-term Purchase Commitment [Line Items]
Commitments to Acquire Certain Medical Equipment	¥ 257,165	$ 40,355	¥ 480,290